UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576


Signature, Place, and Date of Signing:
/s/ William V. Thompson, III      Memphis, TN                       5/8/2013
--------------------------------- --------------------------------- ----------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $ 153,302
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  10,125   192,235    SH       SOLE       NONE     30,000  0      162,235
ALTERRA CAPITAL HOLDINGS LIM	COM		 G0229R108  1,102    35,000	SH	 SOLE	    NONE     35,000  0      0
AMERICAN INTL GROUP INC		W EXP 01/19/2021 026874156  488      32,150     SH       SOLE       NONE     22,900  0      9,250
AMERICAN INTL GROUP INC		COM		 026874784  12,214   314,630	SH	 SOLE	    NONE     125,000 0      189,630
ANNALY CAP MGMT INC       	COM              035710409  6,145    386,695    SH       SOLE       NONE     39,500  0      347,195
AOXING PHARMACEUTICAL CO  	COM              03740A106  11       40,542     SH       SOLE       NONE     -       0      40,542
APPLE INC                 	COM              037833100  257      580	SH       SOLE       NONE     -       0      580
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  317      3,040      SH       SOLE       NONE     -       0      3,040
BROOKFIELD RESIDENTIAL PPTYS	COM		 11283W104  7,317    300,641    SH       SOLE       NONE     74,191  0      226,450
CAPITAL ONE FINL CORP     	COM 		 14040H105  5,432    98,850     SH       SOLE       NONE     23,000  0      75,850
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  2,288    122,280    SH       SOLE       NONE     30,000  0      92,280
CASH STORE FINL SVCS INC  	COM 		 14756F103  2,041    791,080    SH       SOLE       NONE     240,100 0      550,980
CENTRAL SECS CORP         	COM 		 155123102  438      21,069     SH       SOLE       NONE     -       0      21,069
CHESAPEAKE ENERGY CORP          COM              165167107  6,149    301,265    SH       SOLE       NONE     55,000  0      246,265
CHIMERA INVT CORP         	COM 		 16934Q109  8,738    2,739,100  SH       SOLE       NONE     350,000 0      2,389,100
COCA COLA CO              	COM 		 191216100  534      13,214     SH       SOLE       NONE     -       0      13,214
CORRECTIONS CORP AMER     	COM 		 22025Y407  4,251    108,805    SH       SOLE       NONE     20,000  0      88,805
DIRECTV COM               	CL A 		 25490A101  2,834    50,080     SH       SOLE       NONE     11,000  0      39,080
EVEREST RE GROUP LTD		COM		 G3223R108  1,558    12,000	SH	 SOLE	    NONE     12,000  0      -
FIRST HORIZON NATL CORP   	COM 		 320517105  1,047    98,062     SH       SOLE       NONE     -       0      98,062
GOLAR LNG PARTNERS LP           COM UNIT LPI     Y2745C102  4,504    136,495    SH       SOLE       NONE     35,000  0      101,495
HAWAIIAN TELCOM HOLDCO INC      COM              420031106  5,307    230,035    SH       SOLE       NONE     60,000  0      170,035
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  7,356    130,883    SH       SOLE       NONE     43,000  0      87,883
INTERVEST BANCSHARES CORP 	CL A 		 460927106  11,777   2,002,917  SH       SOLE       NONE     500,000 0      1,502,917
JOHNSON & JOHNSON         	COM 		 478160104  216      2,650      SH       SOLE       NONE     -       0      2,650
NVR INC                   	COM 		 62944T105  3,843    3,558      SH       SOLE       NONE     800     0      2,758
OLD REP INTL CORP         	COM 		 680223104  22,311   1,755,395  SH       SOLE       NONE     770,000 0      985,395
ONEBEACON INSURANCE GROUP LTD   CL A             G67742109  1,869    138,283    SH       SOLE       NONE     -       0      138,283
REGIONS FINANCIAL CORP    	COM 		 7591EP100  162      19,785     SH       SOLE       NONE     -       0      19,785
RENAISSANCERE HOLDINGS LTD	COM	         G7496G103  1,564    17,000     SH       SOLE       NONE     17,000  0      -
RENT A CTR INC            	COM 		 76009N100  4,612    124,840    SH       SOLE       NONE     25,000  0      99,840
STANCORP FINL GROUP INC   	COM		 852891100  641      15,000     SH       SOLE       NONE     15,000  0      -
STARWOOD PPTY TR INC      	COM 		 85571B105  11,632   419,025    SH       SOLE       NONE     60,000  0      359,025
WALTER ENERGY			COM	         93317Q105  3,153    110,620    SH       SOLE       NONE     20,000  0      90,620
WALTER INVT MGMT CORP		COM		 93317W102  275	     7,387	SH	 SOLE	    NONE     -       0      7,387
WHITE MTNS INS GRP LTD		COM	         G9618E107  794      1,400      SH       SOLE       NONE     1,400   0      -

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